Leases - Summary of Operating Lease Lessee Balance Sheet and Related Disclosures (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Lease cost:
Operating lease cost	$ 3,231	$ 823	$ 9,345	$ 1,189	$ 3,667
Variable lease cost		39	21	72	619
Short-term lease cost	306	121	908	383	112
Lease Cost	3,537	$ 983	10,274	$ 1,644	4,398
Operating leases:
Operating lease right-of-use assets	50,807		50,807		43,050
Current portion of operating lease liabilities	8,040		8,040		9,444
Operating lease liabilities, net of current portion	$ 41,323		$ 41,323		32,887
Total operating lease liabilities					$ 42,331
Other Information [Abstract]
Weighted-average remaining lease term (in years)	6 years 10 months 24 days		6 years 10 months 24 days		7 years 10 months 24 days
Weighted-average discount rate	7.10%		7.10%		8.20%